Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Sep. 30, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 731
2024	2,349
2025	1,353
2026	150
Total	$ 4,583